SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS
17.	SUBSEQUENT EVENTS

(i)	On April 3, 2018, the Company entered into an acquisition agreement with a Mexican-based private tower Company.
(ii)	On February 2, 2018, the Company announced a proposal to spin out its 70% owned subsidiary as a separate entity.
(iii)	The Company issued 8,665,201 common shares pursuant to the exercise of warrants for gross proceeds of $2,166,300.